Other Long-term Assets	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets
OTHER LONG-TERM ASSETS

($ millions)	2017	2016
Reclamation fund	18.7	22.7
Other receivables	15.8	14.0
Other long-term assets	34.5	36.7

a)	Reclamation fund
The following table reconciles the reclamation fund:

($ millions)	2017	2016
Balance, beginning of year	22.7	49.5
Contributions	22.5	—
Expenditures	(26.5)	(26.8)
Balance, end of year	18.7	22.7

b)	Other receivables
At December 31, 2017, the Company had investment tax credits of $15.8 million (December 31, 2016 - $14.0 million).